UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22003

Nuveen Core Equity Alpha Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JCE

Nuveen Core Equity Alpha Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.6%

	COMMON STOCKS – 97.6%

	Aerospace & Defense – 3.6%

10,800	General Dynamics Corporation	$1,489,860
18,100	Lockheed Martin Corporation	3,752,311
7,000	Northrop Grumman Corporation	1,161,650
6,700	Raytheon Company	732,042
10,600	Rockwell Collins, Inc.	867,504
9,000	Textron Inc.	338,760
	Total Aerospace & Defense	8,342,127

	Air Freight & Logistics – 0.4%

6,800	FedEx Corporation	979,064

	Auto Components – 1.9%

11,500	BorgWarner Inc.	478,285
32,300	Delphi Automotive PLC	2,456,092
45,200	Goodyear Tire & Rubber Company	1,325,716
2,000	Johnson Controls, Inc.	82,720
	Total Auto Components	4,342,813

	Banks – 2.9%

8,400	BB&T Corporation	299,040
29,100	Comerica Incorporated	1,196,010
22,700	Fifth Third Bancorp.	429,257
58,100	Huntington BancShares Inc.	615,860
51,400	KeyCorp.	668,714
50,500	People's United Financial, Inc.	794,365
45,500	Regions Financial Corporation	409,955
4,600	SunTrust Banks, Inc.	175,904
23,550	Wells Fargo & Company	1,209,293
34,400	Zions Bancorporation	947,376
	Total Banks	6,745,774

	Beverages – 1.3%

5,600	Brown-Forman Corporation, Class B	542,640
3,000	Coca-Cola Enterprises Inc.	145,050
8,000	Constellation Brands, Inc., Class A	1,001,680
14,300	Dr. Pepper Snapple Group	1,130,415
1,600	Monster Beverage Corporation, (2)	216,224
	Total Beverages	3,036,009

	Biotechnology – 2.1%

8,500	AbbVie Inc.	462,485
14,900	Gilead Sciences, Inc.	1,463,031
6,100	Regeneron Pharmaceuticals, Inc., (2)	2,837,354
1,300	Vertex Pharmaceuticals Inc., (2)	135,382
	Total Biotechnology	4,898,252

	Building Products – 0.6%

10,200	Allegion PLC	588,132
29,200	Masco Corporation	735,256
	Total Building Products	1,323,388

Nuveen Investments	1

JCE	Nuveen Core Equity Alpha Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Capital Markets – 4.7%

4,300	Affiliated Managers Group Inc., (2)	$735,257
9,500	Bank New York Mellon	371,925
23,000	Charles Schwab Corporation	656,880
29,600	E*Trade Group Inc., (2)	779,368
17,800	Goldman Sachs Group, Inc., (3)	3,092,928
78,000	Morgan Stanley	2,457,000
29,300	Northern Trust Corporation	1,997,088
11,500	State Street Corporation	772,915
	Total Capital Markets	10,863,361

	Chemicals – 3.8%

17,600	CF Industries Holdings, Inc.	790,240
22,400	Dow Chemical Company	949,760
17,800	Eastman Chemical Company	1,152,016
10,300	Ecolab Inc.	1,130,116
39,500	LyondellBasell Industries NV, Class A	3,292,720
2,900	PPG Industries, Inc.	254,301
5,400	Sherwin-Williams Company	1,203,012
	Total Chemicals	8,772,165

	Commercial Services & Supplies – 1.2%

19,300	Cintas Corporation	1,654,975
17,000	Republic Services, Inc.	700,400
2,200	Stericycle Inc., (2)	306,482
	Total Commercial Services & Supplies	2,661,857

	Communications Equipment – 0.6%

7,200	F5 Networks, Inc., (2)	833,760
17,700	Juniper Networks Inc.	455,067
	Total Communications Equipment	1,288,827

	Construction & Engineering – 0.2%

21,900	Quanta Services Incorporated, (2)	530,199

	Construction Materials – 0.8%

900	Martin Marietta Materials	136,755
18,400	Vulcan Materials Company	1,641,280
	Total Construction Materials	1,778,035

	Consumer Finance – 1.1%

13,900	Capital One Financial Corporation	1,008,028
28,400	Discover Financial Services	1,476,516
	Total Consumer Finance	2,484,544

	Containers & Packaging – 1.1%

15,200	Avery Dennison Corporation	859,864
3,500	Ball Corporation	217,700
29,600	Sealed Air Corporation	1,387,648
	Total Containers & Packaging	2,465,212

	Distributors – 0.1%

1,500	Genuine Parts Company	124,335

	Diversified Financial Services – 3.3%

32,300	CME Group, Inc., (3)	2,995,502
40,400	Leucadia National Corporation	818,504
16,400	McGraw-Hill Companies, Inc.	1,418,600
12,400	Moody's Corporation	1,217,680
23,100	NASDAQ Stock Market, Inc.	1,231,923
	Total Diversified Financial Services	7,682,209

2	Nuveen Investments

Shares	Description (1)	Value

	Diversified Telecommunication Services – 0.7%

39,500	Level 3 Communications Inc., (2)	$1,725,755

	Electrical Equipment – 0.3%

7,600	Ametek Inc.	397,632
2,100	Rockwell Automation, Inc.	213,087
	Total Electrical Equipment	610,719

	Electronic Equipment, Instruments & Comp – 0.4%

19,900	Amphenol Corporation, Class A	1,014,104

	Energy Equipment & Services – 1.6%

21,700	Baker Hughes Incorporated	1,129,268
15,700	Cooper Cameron Corporation, (2)	962,724
22,600	Halliburton Company	798,910
15,400	Helmerich & Payne Inc.	727,804
	Total Energy Equipment & Services	3,618,706

	Food & Staples Retailing – 2.8%

45,400	CVS Health Corporation	4,380,192
55,400	Kroger Co.	1,998,278
1,000	Walgreens Boots Alliance Inc.	83,100
	Total Food & Staples Retailing	6,461,570

	Food Products – 1.3%

8,500	Archer-Daniels-Midland Company	352,325
34,800	ConAgra Foods, Inc.	1,409,748
1,300	McCormick & Company, Incorporated	106,834
26,300	Tyson Foods, Inc., Class A	1,133,530
	Total Food Products	3,002,437

	Health Care Equipment & Supplies – 1.0%

7,900	Abbott Laboratories	317,738
51,900	Boston Scientific Corporation, (2)	851,679
3,300	Edwards Lifesciences Corporation, (2)	469,161
1,300	Intuitive Surgical, Inc., (2)	597,454
1,300	Saint Jude Medical Inc.	82,017
1,000	Stryker Corporation	94,100
	Total Health Care Equipment & Supplies	2,412,149

	Health Care Providers & Services – 10.8%

27,759	Aetna Inc., (3)	3,037,112
40,600	AmerisourceBergen Corporation, (3)	3,856,594
45,800	Anthem Inc., (3)	6,412,000
34,800	Cardinal Health, Inc.	2,673,336
28,000	CIGNA Corporation	3,780,560
5,800	Davita Inc., (2)	419,514
7,100	HCA Holdings Inc., (2)	549,256
3,800	Humana Inc.	680,200
5,800	McKesson HBOC Inc.	1,073,174
3,100	Patterson Companies, Inc.	134,075
6,100	Tenet Healthcare Corporation, (2)	225,212
8,600	UnitedHealth Group Incorporated	997,686
9,100	Universal Health Services, Inc., Class B	1,135,771
	Total Health Care Providers & Services	24,974,490

	Health Care Technology – 0.4%

15,000	Cerner Corporation, (2)	899,400

	Hotels, Restaurants & Leisure – 1.5%

13,100	Carnival Corporation	651,070
9,600	Darden Restaurants, Inc.	657,984

Nuveen Investments	3

JCE	Nuveen Core Equity Alpha Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

16,900	Marriott International, Inc., Class A	$1,152,580
7,400	Starbucks Corporation	420,616
8,200	YUM! Brands, Inc.	655,590
	Total Hotels, Restaurants & Leisure	3,537,840

	Household Durables – 1.8%

31,700	D.R. Horton, Inc.	930,712
23,100	Leggett and Platt Inc.	952,875
2,900	Mohawk Industries Inc., (2)	527,191
43,900	Newell Rubbermaid Inc.	1,743,269
	Total Household Durables	4,154,047

	Independent Power & Renewable Electricity Producers – 0.1%

25,000	AES Corporation	244,750

	Industrial Conglomerates – 0.3%

4,500	Roper Technologies, Inc.	705,150

	Insurance – 4.4%

6,800	AFLAC Incorporated	395,284
6,800	Allstate Corporation	396,032
8,000	American International Group, Inc.	454,560
4,200	AON PLC	372,162
3,300	Assurant Inc.	260,733
35,900	Hartford Financial Services Group, Inc.	1,643,502
23,000	Lincoln National Corporation	1,091,580
16,700	Marsh & McLennan Companies, Inc.	872,074
17,400	MetLife, Inc.	820,410
3,600	Principal Financial Group, Inc.	170,424
10,200	Progressive Corporation	312,528
5,900	Prudential Financial, Inc.	449,639
17,600	Torchmark Corporation	992,640
28,500	Unum Group	914,280
24,800	XL Capital Ltd	900,736
	Total Insurance	10,046,584

	Internet & Catalog Retail – 1.0%

700	Expedia, Inc.	82,376
20,700	NetFlix.com Inc., (2)	2,137,482
	Total Internet & Catalog Retail	2,219,858

	Internet Software & Services – 1.7%

8,000	Akamai Technologies, Inc., (2)	552,480
34,600	Facebook Inc., Class A, (2)	3,110,540
2,200	VeriSign, Inc., (2)	155,232
	Total Internet Software & Services	3,818,252

	IT Services – 2.5%

2,300	Alliance Data Systems Corporation, (2)	595,654
6,000	Automatic Data Processing, Inc.	482,160
9,600	Fidelity National Information Services	643,968
26,000	Fiserv, Inc., (2)	2,251,860
11,900	Paychex, Inc.	566,797
16,300	Total System Services Inc.	740,509
20,600	Western Union Company	378,216
	Total IT Services	5,659,164

	Leisure Products – 0.7%

23,800	Hasbro, Inc.	1,716,932

4	Nuveen Investments

Shares	Description (1)	Value

	Life Sciences Tools & Services – 0.6%

25,900	Perkinelmer Inc.	$1,190,364
1,100	Waters Corporation, (2)	130,031
	Total Life Sciences Tools & Services	1,320,395

	Machinery – 0.9%

1,000	Deere & Company	74,000
4,000	Ingersoll Rand Company Limited	203,080
7,000	Snap-on Incorporated	1,056,580
8,800	Stanley Black & Decker Inc.	853,424
	Total Machinery	2,187,084

	Media – 1.6%

2,400	Comcast Corporation, Class A	136,512
42,900	TEGNA Inc.	960,531
3,100	Time Warner Cable, Class A	556,047
10,500	Time Warner Inc.	721,875
12,700	Walt Disney Company	1,297,940
	Total Media	3,672,905

	Metals & Mining – 0.4%

64,500	Newmont Mining Corporation	1,036,515

	Multiline Retail – 3.1%

17,300	Dollar General Corporation	1,253,212
24,500	Dollar Tree Stores Inc., (2)	1,633,170
31,600	Kohl's Corporation	1,463,396
36,200	Target Corporation	2,847,492
	Total Multiline Retail	7,197,270

	Multi-Utilities – 0.1%

15,500	NiSource Inc.	287,525

	Oil, Gas & Consumable Fuels – 3.7%

35,300	Cabot Oil & Gas Corporation	771,658
16,200	Cimarex Energy Company	1,660,176
15,500	Columbia Pipeline Group, Inc.	283,495
8,400	EQT Corporation	544,068
29,500	Marathon Petroleum Corporation	1,366,735
15,100	Newfield Exploration Company, (2)	496,790
10,100	Phillips 66	776,084
11,200	Tesoro Corporation	1,089,088
23,300	Valero Energy Corporation	1,400,330
1,700	Williams Companies, Inc.	62,645
	Total Oil, Gas & Consumable Fuels	8,451,069

	Personal Products – 0.2%

5,100	Estee Lauder Companies Inc., Class A	411,468

	Pharmaceuticals – 4.2%

13,317	Allergan PLC, (2)	3,619,694
9,700	Eli Lilly and Company, (3)	811,793
8,400	Endo International PLC, (2)	581,952
21,500	Mallinckrodt PLC, (2)	1,374,710
80,600	Zoetis Incorporated, (3)	3,319,108
	Total Pharmaceuticals	9,707,257

	Professional Services – 0.4%

3,300	Dun and Bradstreet Inc.	346,500
5,400	Equifax Inc.	524,772
	Total Professional Services	871,272

Nuveen Investments	5

JCE	Nuveen Core Equity Alpha Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust – 0.4%

1,600	Equinix Inc.	$437,440
2,300	Equity Residential	172,776
1,000	Essex Property Trust Inc.	223,420
	Total Real Estate Investment Trust	833,636

	Real Estate Management & Development – 0.2%

13,300	CBRE Group Inc., Class A, (2)	425,600

	Semiconductors & Semiconductor Equipment – 4.6%

13,500	Analog Devices, Inc.	761,535
26,500	Avago Technologies Limited	3,312,765
26,600	Broadcom Corporation, Class A	1,368,038
11,700	Lam Research Corporation	764,361
3,100	Microchip Technology Incorporated	133,579
10,300	NVIDIA Corporation	253,895
11,100	Qorvo Inc., (2)	500,055
37,000	Skyworks Solutions Inc.	3,115,770
8,900	Xilinx, Inc.	377,360
	Total Semiconductors & Semiconductor Equipment	10,587,358

	Software – 3.3%

13,400	Activision Blizzard Inc.	413,926
8,200	Adobe Systems Incorporated, (2)	674,204
21,200	CA Technologies	578,760
62,300	Electronic Arts Inc., (2)	4,220,825
10,100	Intuit, Inc.	896,375
12,300	Red Hat, Inc., (2)	884,124
	Total Software	7,668,214

	Specialty Retail – 7.5%

800	Advance Auto Parts, Inc.	151,624
6,400	AutoNation Inc., (2)	372,352
1,500	AutoZone, Inc., (2)	1,085,745
20,100	CarMax, Inc., (2)	1,192,332
17,200	GameStop Corporation, Class A	708,812
30,300	Home Depot, Inc.	3,499,347
29,700	L Brands Inc.	2,676,861
36,400	Lowe's Companies, Inc.	2,508,688
7,300	O'Reilly Automotive Inc., (2)	1,825,000
25,000	Ross Stores, Inc.	1,211,750
23,100	Tractor Supply Company	1,947,792
	Total Specialty Retail	17,180,303

	Technology Hardware, Storage & Peripherals – 0.6%

12,200	Apple, Inc.	1,345,660

	Textiles, Apparel & Luxury Goods – 2.0%

75,300	Hanesbrands Inc.	2,179,182
100	Nike, Inc., Class B	12,297
12,200	Under Armour, Inc., Class A, (2)	1,180,716
18,800	VF Corporation	1,282,348
	Total Textiles, Apparel & Luxury Goods	4,654,543

	Tobacco – 0.8%

16,100	Altria Group, Inc.	875,840
23,278	Reynolds American Inc.	1,030,517
	Total Tobacco	1,906,357
	Total Long-Term Investments (cost $211,756,799)	224,884,509

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.1%

	REPURCHASE AGREEMENTS – 1.0%

$2,328	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $2,327,793, collateralized by $2,275,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $2,380,219	0.000%	10/01/15	N/A	$2,327,793

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.1%

2,500	U.S. Treasury Bills, (3)	0.000%	11/12/15	AAA	2,500,037

$4,828	Total Short-Term Investments (cost $4,827,438)				4,827,830
	Total Investments (cost $216,584,237) – 99.7%				229,712,339
	Other Assets Less Liabilities – 0.3% (5)				637,987
	Net Assets – 100%				$230,350,326

Investments in Derivatives as of September 30, 2015

Options Written outstanding:

Number of Contracts	Description	Counterparty	Notional Amount		Expiration Date	Strike Price	Value
(150)	CBOE Volatility Index®	N/A (8)	$(450,000	) (6)	10/21/15	$30	$(12,750)
(150)	CBOE Volatility Index®	N/A (8)	(375,000	) (6)	10/21/15	25	(25,875)
(100,623)	Custom Basket*	BNP Paribas	(10,062,300	) (7)	10/15/15	103	(43,660)
(150)	RUSSELL 2000® Index	N/A (8)	(17,700,000	) (6)	11/20/15	1,180	(82,500)
(150)	RUSSELL 2000® Index	N/A (8)	(17,250,000	) (6)	11/20/15	1,150	(200,250)
(125)	RUSSELL 2000® Index	N/A (8)	(14,625,000	) (6)	11/20/15	1,170	(95,625)
(125)	RUSSELL 2000® Index	N/A (8)	(14,500,000	) (6)	11/20/15	1,160	(128,750)
(300)	S&P Midcap 400® Index	Deutsche Bank	(43,500,000	) (6)	10/14/15	1,450	(27,860)
(101,773)	Total Options Written (premiums received $1,009,734)		$(118,462,300)				$(617,270)

* The following table represents the individual common stock holdings comprising the Custom Basket Options Written as of September 30, 2015.

Shares	Description	Value
15,250	Anadarko Petroleum Corp	$(4,349)
8,750	Apple, Inc.	(4,415)
13,250	Chevron Corporation	(4,436)
21,000	Conocophillips	(4,308)
13,000	EOG Resources Inc.	(4,357)
13,750	Exxon Mobil Corporation	(4,347)
73,000	Ford Motor Company	(4,533)
27,000	Halliburton Company	(4,336)
36,500	Twitter Inc.	(4,303)
31,750	Yahoo! Inc.	(4,276)
		$(43,660)

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	Long	55	12/15	$5,248,925	$94,050	$(97,514)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and

Nuveen Investments	7

JCE	NuveenCore Equity Alpha Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$224,884,509	$—	$—	$224,884,509
Short-Term Investments:
Repurchase Agreements	—	2,327,793	—	2,327,793
U.S. Government and Agency Obligations	—	2,500,037	—	2,500,037
Investments in Derivatives:
Options Written	(545,750)	(71,520)	—	(617,270)
Futures Contracts*	(97,514)	—		(97,514)
Total	$224,241,245	$4,756,310	$—	$228,997,555
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $216,993,650.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$23,797,296
Depreciation	(11,078,607)
Net unrealized appreciation (depreciation) of investments	$12,718,689

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by $100.

(8)	Option is exchange-traded and therefore the counterparty is not applicable.

N/A	Not applicable

8	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Core Equity Alpha Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015